Related Parties	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 20:- RELATED PARTIES

Agreements with iDnext:

On January 1, 2016 the Company, through its wholly owned subsidiary BOS-Dimex, consummated the acquisition of the business operations of iDnext Ltd. ("iDnext") and its subsidiary Next-Line Ltd. ("Next-Line"). iDnext is controlled by Mr. Moti Harel, who was a member of the Company's Board of Directors until December 12, 2017.

Pursuant to a Management Services Agreement entered into as part of the acquisition agreement, iDnext was paid a monthly fee of NIS 33,000 (approximately $8.5) through December 31, 2017. The Management Services Agreement expired on December 31, 2017.

On June 2018 a new agreement was signed with the following terms:

1.	iDnext monthly fee of NIS increased from NIS 33,000 to NIS 53,000 and bonus of 15% from the net profit of certain product line, effective from January 1, 2018.

2.	Three employees of BOS Dimex transferred to be employed by iDnext for a monthly consideration of 35,000 NIS.

3.	Mr. Harel was appointed as a director to BOS-Dimex's Board of Directors in June 2018.

On February 10, 2019, the Company terminated the agreement with iDnext.

Expenses incurred according to the agreement with iDnext are as follows:

	Year ended December 31,
	2019	2018	2017

Monthly fees	$49	$183	$125
Bonus	10	49	-
Payments for employees	33	39	-

Total	$92	$271	$125